Cash and Cash Equivalents (Details)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 574,012		$ 22,146
Foreign countries [member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 3,240,893		$ 4,858,267